Revenue From Contracts With Customers - Additional Informational (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Contract With Customer Asset And Liability [Line Items]
Contract with customer, liability, revenue recognized	¥ 131,300	$ 18,500	¥ 148,600	¥ 117,800
Deferred income,current	¥ 200		700		$ 30
Revenue, remaining performance obligation, expected timing of satisfaction, explanation	future periods upon the usage of the prepaid card balances to purchase the Group’s products	future periods upon the usage of the prepaid card balances to purchase the Group’s products
Contract with customer liability, current	¥ 100,500		103,700		14,200
Loyalty Points Program [Member]
Contract With Customer Asset And Liability [Line Items]
Revenue, remaining performance obligation, expected timing of satisfaction, explanation	will be recognized as revenues when the points are redeemed	will be recognized as revenues when the points are redeemed
Membership [Member]
Contract With Customer Asset And Liability [Line Items]
Deferred income,current	¥ 139,600		¥ 148,645		$ 19,700
Membership [Member] | Minimum [Member]
Contract With Customer Asset And Liability [Line Items]
Revenue, remaining performance obligation, expected timing of satisfaction, period	1 month				1 month
Membership [Member] | Maximum [Member]
Contract With Customer Asset And Liability [Line Items]
Revenue, remaining performance obligation, expected timing of satisfaction, period	12 months				12 months
Corporate Customers [Member] | Minimum [Member]
Contract With Customer Asset And Liability [Line Items]
Revenue from contract with customers, credit terms	7 days	7 days
Corporate Customers [Member] | Maximum [Member]
Contract With Customer Asset And Liability [Line Items]
Revenue from contract with customers, credit terms	30 days	30 days